Derivative Liability- Warrants and Redemption Put Liability - Schedule of Assumptions for Warrants (Details) (10-K)		1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 08, 2019 $ / shares	Nov. 15, 2019 $ / shares	Mar. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares
Derivative Liability- Warrants [Member] | Fair Value of Underlying Stock [Member]
Derivative Liability, Measurement Input	0.40		0.051	0.13
Derivative Liability- Warrants [Member] | Measurement Input, Exercise Price [Member]
Derivative Liability, Measurement Input	0.40		0.40	0.40
Derivative Liability- Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Derivative Liability, Measurement Input	2.57
Derivative Liability- Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Derivative Liability, Measurement Input			0.17	1.58
Derivative Liability- Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Derivative Liability, Measurement Input			0.23	1.59
Derivative Liability- Warrants [Member] | Measurement Input, Expected Term [Member]
Derivative Liability, Measurement Input, term	3 years
Derivative Liability- Warrants [Member] | Measurement Input, Expected Term [Member] | Minimum [Member]
Derivative Liability, Measurement Input, term			1 year 1 month 2 days	1 year 4 months 2 days
Derivative Liability- Warrants [Member] | Measurement Input, Expected Term [Member] | Maximum [Member]
Derivative Liability, Measurement Input, term			1 year 9 months 7 days	2 years 7 days
Derivative Liability- Warrants [Member] | Measurement Input, Price Volatility [Member]
Derivative Liability, Measurement Input	115
Derivative Liability- Warrants [Member] | Measurement Input, Price Volatility [Member] | Minimum [Member]
Derivative Liability, Measurement Input			156	143
Derivative Liability- Warrants [Member] | Measurement Input, Price Volatility [Member] | Maximum [Member]
Derivative Liability, Measurement Input			166	154
Derivative Liability- Warrants [Member] | Measurement Input, Expected Dividend Rate [Member]
Derivative Liability, Measurement Input	0.00		0.00	0.00
Redemption Put Liability [Member] | Fair Value of Underlying Stock [Member]
Derivative Liability, Measurement Input		0.118	0.019	0.056
Redemption Put Liability [Member] | Measurement Input, Exercise Price [Member]
Derivative Liability, Measurement Input		0.20409	0.20409	0.20409
Redemption Put Liability [Member] | Measurement Input, Risk Free Interest Rate [Member]
Derivative Liability, Measurement Input		1.84	0.70	1.92
Redemption Put Liability [Member] | Measurement Input, Expected Term [Member]
Derivative Liability, Measurement Input, term		10 years	9 years 8 months 12 days	9 years 10 months 25 days
Redemption Put Liability [Member] | Measurement Input, Price Volatility [Member]
Derivative Liability, Measurement Input		90	95	92
Redemption Put Liability [Member] | Measurement Input, Expected Dividend Rate [Member]
Derivative Liability, Measurement Input		0.00	0.00	0.00
Redemption Put Liability [Member] | Likelihood of Redemption [Member]
Derivative Liability, Measurement Input		50		50